MASSACHUSETTS FINANCIAL SERVICES COMPANY
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        November 13, 2001


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777), on Behalf of MFS(R)New Discovery Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Prospectus and Statement of Additional Information ("SAI") dated January 1, 2001 for the above-named fund. The Prospectus and SAI was filed electronically with the Securities and Exchange Commission on December 29, 2000, pursuant to Rule 485(b) under the Securities Act of 1933 (EDGAR Accession No. 0000950156-00-000619).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust

JRB/bjn